Financial Risks - Summary of Weighted Assigned to Each Economic Scenario (Detail)	Jun. 30, 2024	Dec. 31, 2023
Base [member]
Disclosure of weighted assumptions on economic variables based on scenario type [line items]
Weightings	40.00%	40.00%
Upside [member]
Disclosure of weighted assumptions on economic variables based on scenario type [line items]
Weightings	30.00%	30.00%
Downside [member]
Disclosure of weighted assumptions on economic variables based on scenario type [line items]
Weightings	30.00%	30.00%